GLOBAL PARTNERS
INCOME FUND INC.



SEMI-ANNUAL REPORT
FEBRUARY 28, 1997



American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005



                                            --------------------------
                                                    BULK RATE
                                                   U.S. POSTAGE
                                                       PAID
                                                 STATEN ISLAND, NY
                                                    PERMIT No.
                                                       169
                                            --------------------------

G L O B A L       P A R T N E R S        I N C O M E        F U N D       I N C.

April 25, 1997
Dear Shareholder:

We are pleased to provide this semi-annual report for the Global Partners Income Fund Inc. (the 'Fund') as of February 28, 1997. Included are market commentary, a statement of the Fund's investments as of February 28, 1997 and financial statements for the six months ended February 28, 1997.

During the six months ended February 28, 1997, the net asset value of the Fund increased from $13.88 per share at August 31, 1996 to $15.74 per share at February 28, 1997. Assuming that dividends of $1.0025 per share paid during the period were reinvested in additional shares of the Fund, the net asset value return was 21.18% for the six months ended February 28, 1997. For the same period, the Salomon Brothers Brady Bond Index, which we use as a measure of the return of the overall market for emerging market debt, gained 19.59%, and the Salomon Brothers High-Yield Market Index gained 8.96%.

Investments in securities of emerging market issuers totaled 57.9% of the Fund's total long-term investments at February 28, 1997, while the remaining 42.1% was invested in high-yield U.S. corporate securities. This overweighting in emerging market debt is based upon our view that while both asset classes represent good value in today's market, emerging market debt has more potential for capital appreciation in the near term. This balance, however, is constantly changing and managed for relative value.

MARKET OVERVIEW

EMERGING MARKETS DEBT

The continued strong performance of the emerging markets debt market has been driven by positive economic and political developments in a number of key countries. The combination of favorable market conditions and attractive yields has encouraged institutional investors to increase their allocations to emerging markets debt.

The outlook for economic growth in emerging markets is especially strong in Latin America. The major economies of the region are experiencing the benefits of reform measures that have been enacted over the past few years. GDP annual growth rates are expected to accelerate into the 4% to 6% range over the next two years. This level of economic growth should provide the opportunity for these countries to make progress in reducing unemployment. In addition, inflation rates in the major Latin American countries are trending lower.

The recent renewed commitment on the part of the Russian government to reform has been well received by the market. This important emerging economy is concluding a large debt restructuring and is addressing the tax collection problem which has hampered economic growth over the past few years.

HIGH-YIELD DEBT

The U.S. high-yield debt market's strong performance has been driven by both fundamental and technical factors over the last six months. A buoyant economy, characterized by solid growth and low inflation, has provided support for fundamental credit improvement among a broad group of existing issuers. In addition, money flow into high-yield mutual funds has continued at a near record pace and has created strong demand for new issues. As a result of this credit improvement, well below average corporate default rates and demand created from new money entering the market, the average market yield has declined by 80 basis points and the spread to Treasuries has tightened by 40 basis points.

G L O B A L       P A R T N E R S        I N C O M E        F U N D       I N C.

Sectors of the high-yield market that have outperformed over the last six months include single B rated (mid-quality) issues and bonds in the leisure/lodging, banking, utilities and manufacturing sectors. Groups that underperformed the market include CCC rated (lower quality) issues, publishing, restaurants, containers and healthcare.

ANNUAL SHAREHOLDERS MEETING

The Fund held its annual shareholders meeting on December 12, 1996. At the meeting, shareholders elected each of the nominees proposed for election to the Fund's Board of Directors and ratified the selection of Price Waterhouse LLP as the independent accountants of the Fund. The following table provides information concerning the matters voted on at the meeting:

     1. Election of Directors

     NOMINEES                VOTES FOR       VOTES WITHHELD
     -------------------------------------------------------
     Alan H. Rappaport       13,699,525          133,606
     Leslie H. Gelb          13,684,096          149,036

     2. Ratification of Price Waterhouse LLP as the Independent Accountants of the Fund

     VOTES FOR             VOTES AGAINST     VOTES ABSTAINED
     -------------------------------------------------------
     13,609,877                  40,091          183,163

                                    *  *  *

On February 14, 1997, Oppenheimer Group, Inc., the ultimate parent company of Advantage Advisers, Inc., the Fund's investment manager, entered into an agreement to sell the stock of the investment manager to PIMCO Advisors, L.P. and its affiliates. On April 1, 1997, the Board of Directors of the Fund approved, subject to the vote of the Fund's shareholders, new investment management and investment advisory agreements for the Fund with the investment manager and with Salomon Brothers Asset Management, the Fund's investment adviser. The agreements are substantially identical to the existing agreements and would take effect upon shareholder approval and the closing of the proposed acquisition of the investment manager. The closing of the acquisition is also subject to certain additional closing conditions.

We thank you for your continued interest and confidence in the Fund. In our ongoing effort to provide timely and relevant information to our shareholders, a recorded Fund update is available 24 hours a day by calling 1-800-421-4777. This line provides current information relating to the Fund, including portfolio manager outlook and market commentary, as well as price information.

Should you require specific information regarding your Global Partners Income Fund stock account, or for information regarding the Fund's Dividend Reinvestment Plan, please call American Stock Transfer & Trust Company at 1-800-937-5449. If you are calling from within New York City, please call 718-921-8200.

                                 Cordially,


/s/ Michael S. Hyland                                  /s/ Alan H. Rappaport
-----------------------                                ----------------------
Michael S. Hyland                                      Alan H. Rappaport
Chairman of the Board                                  President

G L O B A L       P A R T N E R S        I N C O M E        F U N D       I N C.

Statement of Investments
February 28, 1997 (unaudited)

PRINCIPAL
 AMOUNT                                                                                          VALUE
  (000)     Corporate Bonds  -- 55.8%                                                           (NOTE 2)
----------------------------------------------------------------------------------------------------------
            Basic Industries  -- 6.6%

 $ 2,000    Algoma Steel Inc., 12.375%, 7/15/05............................................   $  2,240,000

   1,500    Asia Pulp & Paper International Finance, 11.75%, 10/01/05......................      1,653,750

   2,000    Berry Plastics, 12.25%, 4/15/04................................................      2,220,000

   1,500    Florida Coast Paper LLC, 12.75%, 6/01/03(C)....................................      1,620,000

   2,500    NL Industries, Zero Coupon until 10/15/98 (13.00% thereafter), 10/15/05(C).....      2,287,500

   1,000    Printpack Inc., 10.625%, 8/15/06...............................................      1,052,500

   2,000    Radnor Holdings, 10.00%, 12/01/03(W)...........................................      2,060,000

   2,000    Valcor, 9.625%, 11/01/03.......................................................      1,960,000
                                                                                              ------------
                                                                                                15,093,750
                                                                                              ------------
            Consumer Cyclicals  -- 4.8%

   1,000    Cole National Group, 9.875%, 12/31/06(W).......................................      1,052,500

   1,000    Collins & Aikman, 10.00%, 1/15/07(W)...........................................      1,030,000

   2,000    CSK Auto Inc., 11.00%, 11/01/06(W).............................................      2,080,000

   2,000    Finlay Fine Jewelry, 10.625%, 5/01/03(C).......................................      2,110,000

   2,000    Hills Stores, 12.50%, 7/01/03..................................................      1,580,000

   1,000    Synthetic Industries, 9.25%, 2/15/07(W)........................................      1,020,000

   2,000    Wyndham Hotel Corp., 10.50%, 5/15/06(C)........................................      2,140,000
                                                                                              ------------
                                                                                                11,012,500
                                                                                              ------------
            Consumer Non-Cyclicals  -- 15.8%

   2,000    Americold Corp., 12.875%, 5/01/08..............................................      2,120,000

   2,000    Big V Supermarkets, 11.00%, 2/15/04(C).........................................      1,970,000

   2,000    Carr-Gottstein Foods Co., 12.00%, 11/15/05(C)..................................      2,200,000

   1,000    CFP Holdings Inc., 11.625%, 1/15/04(W).........................................      1,061,250

   1,000    Dade International Inc., 11.125%, 5/01/06......................................      1,095,000

   1,000    Doane Products Company, 10.625%, 3/01/06.......................................      1,070,000

   2,250    Hines Horticulture, 11.75%, 10/15/05(C)........................................      2,486,250

   1,000    Hollywood Casino Corp., 12.75%, 11/01/03(C)....................................      1,010,000

   1,000    Majestic Star Casino LLC, 12.75%, 5/15/03(C)...................................      1,085,000

   1,000    Pen-Tab Industries Inc., 10.875%, 2/01/07(W)...................................      1,037,500

   1,500    Plastic Specialty, 11.25%, 12/01/03............................................      1,620,000

   2,000    Rayovac Corp., 10.25%, 11/01/06(C),(W).........................................      2,100,000

   2,000    Remington Product Co. LLC, 11.00%, 5/15/06(C)..................................      1,875,000

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

G L O B A L       P A R T N E R S        I N C O M E        F U N D       I N C.

February 28, 1997 (unaudited)

PRINCIPAL
 AMOUNT                                                                                          VALUE
 (000)      Corporate Bonds (continued)                                                         (NOTE 2)
----------------------------------------------------------------------------------------------------------
            Consumer Non-Cyclicals  -- 15.8% (concluded)

 $ 1,500    Revlon Worldwide, Zero Coupon, 3/15/01(W)......................................   $    983,850

   1,000    SC International Services, 13.00%, 10/01/05(C).................................      1,120,000

   2,000    Selmer Co. Inc., 11.00%, 5/15/05...............................................      2,185,000

   1,000    Shop Vac Corp., 10.625%, 9/01/03(W)............................................      1,072,500

   2,000    Smiths Food & Drug, 11.25%, 5/15/07(C).........................................      2,270,000

   1,550    Stroh Brewery, 11.10%, 7/01/06.................................................      1,643,000

   1,350    Telex Communications, Inc., 12.00%, 7/15/04....................................      1,473,188

   2,000    Trump Atlantic City Associates, 11.25%, 5/01/06(C).............................      1,930,000

   1,500    Twin Laboratories Inc., 10.25%, 5/15/06(C).....................................      1,567,500

   1,000    Waterford Gaming LLC, 12.75%, 11/15/03(W)......................................      1,070,000
                                                                                              ------------
                                                                                                36,045,038
                                                                                              ------------
            Energy  -- 4.7%

   2,000    Benton Oil & Gas, 11.625%, 5/01/03.............................................      2,240,000

   2,000    Cliffs Drilling, 10.25%, 5/15/03...............................................      2,147,500

   1,000    Costilla Energy Inc., 10.25%, 10/01/06.........................................      1,060,000

   1,000    KCS Energy Inc., 11.00%, 1/15/03...............................................      1,097,500

   2,000    National Energy Group, 10.75%, 11/01/06........................................      2,120,000

   2,000    Parker Drilling Corp., 9.75%, 11/15/06(W)......................................      2,130,000
                                                                                              ------------
                                                                                                10,795,000
                                                                                              ------------
            Financial  -- 1.8%

   1,000    Airplanes Pass Through Trust, 10.875%, 3/15/19(C)..............................      1,138,750

   2,000    Central Transport Rental, 9.50%, 4/30/03.......................................      1,895,000

   1,000    First Nationwide, 10.625%, 10/01/03(W).........................................      1,105,000
                                                                                              ------------
                                                                                                 4,138,750
                                                                                              ------------
            Housing Related  -- .4%

   1,000    Waxman Industries Inc., Zero Coupon until 6/01/99 (12.75% thereafter),
              6/01/04......................................................................        830,000
                                                                                              ------------
            Industrial/Manufacturing  -- 6.3%

   2,000    Alvey Systems Inc., 11.375%, 1/31/03(C)........................................      2,110,000

   1,500    Clark-Schwebel Inc., 10.50%, 4/15/06#..........................................      1,605,000

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

G L O B A L       P A R T N E R S        I N C O M E        F U N D       I N C.

February 28, 1997 (unaudited)

PRINCIPAL
 AMOUNT                                                                                          VALUE
 (000)      Corporate Bonds (continued)                                                         (NOTE 2)
----------------------------------------------------------------------------------------------------------
            Industrial/Manufacturing  -- 6.3% (concluded)

 $ 2,000    Jordan Industries, 10.375%, 8/01/03(C).........................................   $  2,000,000

   2,000    Specialty Equipment, 11.375%, 12/01/03.........................................      2,180,000

   2,000    Talley Mfg. & Technology, 10.75%, 10/15/03.....................................      2,090,000

   2,000    Terex Corp., 13.25%, 5/15/02(C)................................................      2,220,000

   2,233    Venture Holdings Trust, 9.75%, 4/01/04.........................................      2,121,350
                                                                                              ------------
                                                                                                14,326,350
                                                                                              ------------
            Media/Telecommunications  -- 10.4%

   1,750    Adelphia Communications, 12.50%, 5/15/02(C)....................................      1,859,375

   1,500    American Media Operations, Inc., 11.625%, 11/15/04.............................      1,650,000

   2,000    Cablevision Systems Corp., 10.50%, 5/15/16(C)..................................      2,100,000

   2,050    Diamond Cable Co., Zero Coupon until 12/15/00 (11.75% thereafter), 12/15/05(C).      1,414,500

   2,000    Granite Broadcasting, 10.375%, 5/15/05(C)......................................      2,070,000

   6,000    Hollinger Inc., Convertible Bond, Zero Coupon, 10/05/13#.......................      2,175,000

   1,750    ICG Holding Inc., Zero Coupon until 9/15/00 (13.50% thereafter), 9/15/05(C)....      1,299,375

            Intermedia Communications of Florida, Zero Coupon until 5/15/01 (12.50%
   2,000      thereafter), 5/15/06.........................................................      1,380,000

   2,500    International Cabletel Inc., Zero Coupon until 2/01/01 (11.50% thereafter),
              2/01/06(C)...................................................................      1,675,000

   3,500    Marcus Cable Co., Zero Coupon until 6/15/00 (14.25% thereafter), 12/15/05(C)...      2,572,500

   1,500    SFX Broadcasting, 10.75%, 5/15/06(C)...........................................      1,620,000

   3,000    United International Holdings, Zero Coupon, 11/15/99...........................      2,205,000

     800    Winstar Communications, Zero Coupon until 10/15/00 (14.00% thereafter),
              10/15/05.....................................................................        488,000

            Winstar Communications, Convertible Bond, Zero Coupon until 10/15/00
              (14.00% thereafter), 10/15/05(W).............................................        396,500
     650

   1,000    Wireless One Inc., 13.00%, 10/15/03(C).........................................        930,000
                                                                                              ------------
                                                                                                23,835,250
                                                                                              ------------

            Services/Other  -- 2.5%

   2,000    Borg-Warner Security Corp., 9.125%, 5/01/03....................................      2,020,000

   1,300    Intertek Finance PLC, 10.25%, 11/01/06(W)......................................      1,365,000

   1,000    Norcal Waste Systems, 13.00%, 11/15/05*........................................      1,127,500

   1,000    Speedy Muffler King Inc., 10.875%, 10/01/06....................................      1,065,000
                                                                                              ------------
                                                                                                 5,577,500
                                                                                              ------------

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

G L O B A L       P A R T N E R S        I N C O M E        F U N D       I N C.

February 28, 1997 (unaudited)

PRINCIPAL
 AMOUNT                                                                                          VALUE
 (000)      Corporate Bonds (concluded)                                                         (NOTE 2)
----------------------------------------------------------------------------------------------------------
            Technology/Electronics  -- .9%

 $ 2,000    Exide Electronics Group, 11.50%, 3/15/06(C)....................................   $  2,150,000
                                                                                              ------------
            Transportation  -- .5%

   1,000    Atlantic Express, 10.75%, 2/01/04(W)...........................................      1,035,000
                                                                                              ------------
            Utilities  -- 1.1%

   1,000    AES China Generating Co., 10.125%, 12/15/06....................................      1,060,000

   1,250    AES Corp., 10.25%, 7/15/06(C)..................................................      1,357,813
                                                                                              ------------
                                                                                                 2,417,813
                                                                                              ------------

            Total Corporate Bonds (cost $120,766,059)......................................    127,256,951
                                                                                              ------------

            Sovereign Bonds  -- 60.4%
----------------------------------------------------------------------------------------------------------
            Argentina  -- 9.4%

  12,005    Republic of Argentina, FRB, Series L, 6.625%, 3/31/05*,(C).....................     10,849,519

  16,000    Republic of Argentina, Par Bond, Series L, 5.25%, 3/31/23*,(C).................     10,600,000
                                                                                              ------------
                                                                                                21,449,519
                                                                                              ------------
            Brazil  -- 12.9%

  30,270    Federal Republic of Brazil, C Bond, 8.00%, 4/15/14(C),(X)......................     24,007,778

   5,000    Federal Republic of Brazil, Investment (Exit) Bond, 6.00%, 9/15/13(C)..........      3,787,500

   2,000    Federal Republic of Brazil, NMB, Series L, 6.5625%, 4/15/09*,(C)...............      1,740,000
                                                                                              ------------
                                                                                                29,535,278
                                                                                              ------------

            Bulgaria  -- .7%

   2,500    Republic of Bulgaria, IAB, 6.5625%, 7/28/11*,(C)...............................      1,507,813
                                                                                              ------------
            Costa Rica  -- 5.5%

   7,000    Costa Rica, Principal Bond, Series A, 6.25%, 5/21/10#..........................      5,810,000

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

G L O B A L       P A R T N E R S        I N C O M E        F U N D       I N C.

February 28, 1997 (unaudited)

PRINCIPAL
 AMOUNT                                                                                          VALUE
 (000)      Sovereign Bonds (concluded)                                                         (NOTE 2)
----------------------------------------------------------------------------------------------------------
            Costa Rica  -- 5.5% (concluded)
 $ 8,500    Costa Rica, Principal Bond, Series B, 6.25%, 5/21/15#..........................   $  6,661,875
                                                                                              ------------
                                                                                                12,471,875
                                                                                              ------------
            Ecuador  -- 8.4%

  30,934    Republic of Ecuador, PDI Bond, 6.4375%, 2/27/15*,(C),(X).......................     19,198,472
                                                                                              ------------

            Mexico  -- 7.9%

            United Mexican States, Discount Bond, Series A, 6.45313%, 12/31/19*,(C)
   1,500      (including 2,307,000 rights).................................................      1,366,875

            United Mexican States, Par Bond, Series A, 6.25%, 12/31/19(C) (including
  13,250      13,250,000 rights)...........................................................     10,070,000

   8,650    United Mexican States, Par Bond, Series B, 6.25%, 12/31/19(C) (including
              8,650,000 rights)............................................................      6,574,000
                                                                                              ------------
                                                                                                18,010,875
                                                                                              ------------
            Panama  -- 3.5%

   5,000    Republic of Panama, IRB, 3.50%, 7/17/14*,(C)...................................      3,712,500

   5,086    Republic of Panama, PDI Bond, 6.5625%, 7/17/16*,(C),(X)..........................    4,392,876
                                                                                              ------------
                                                                                                 8,105,376
                                                                                              ------------
            Peru  -- 2.3%

   9,250    Republic of Peru, FLIRB, 3.25%, 3/07/17*,##....................................      5,347,656
                                                                                              ------------

            Poland  -- 1.1%

   3,000    Republic of Poland, PDI Bond, 4.00%, 10/27/14*,(C).............................      2,531,250
                                                                                              ------------

            Russia  -- 1.9%

   6,000    Russia, IAN, 12/31/15*,(R).....................................................      4,286,250
                                                                                              ------------

            Venezuela  -- 6.8%

  20,000    Republic of Venezuela, Par Bond, Series A, 6.75%, 3/31/20(C) (including 100,000
              rights)......................................................................     15,400,000
                                                                                              ------------

            Total Sovereign Bonds (cost $115,767,827)......................................    137,844,364
                                                                                              ------------

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

G L O B A L       P A R T N E R S        I N C O M E        F U N D       I N C.

February 28, 1997 (unaudited)

PRINCIPAL
 AMOUNT                                                                                          VALUE
 (000)      Loan Participations  -- 13.3%                                                       (NOTE 2)
----------------------------------------------------------------------------------------------------------

  $ 6,000   Bank of Foreign Economic Affairs, Vnesheconombank(a),(b) (Merrill Lynch)(T)....   $  5,010,000

            Kingdom of Morocco, Tranche B, 6.375%, 1/01/04* (Morgan Guaranty Trust Company
   25,529     of New York, Morgan Stanley Emerging Markets Inc.)(T)........................     25,401,761
                                                                                              ------------

            Total Loan Participations (cost $26,892,080)...................................     30,411,761
                                                                                              ------------

            Preferred Stock  -- 1.3%
----------------------------------------------------------------------------------------------------------

   1,000    Asia Pulp & Paper Finance (II) Mauritius Limited, Series A, 12.00%*,(W)........      1,001,667
  Shares

  20,000    Chancellor Radio Broadcasting, 12.00%, 1/15/09(W)..............................      2,034,667
  Shares                                                                                      ------------

            Total Preferred Stock (cost $3,000,000)........................................      3,036,334
                                                                                              ------------

            Warrants & Rights(a)  -- .1%
----------------------------------------------------------------------------------------------------------

            Exide Electronics Group (Exercise price of $13.475 per share expiring on
   2,000      3/15/06. Each warrant exercisable for 5.15 shares of common stock.)..........         84,000
 Warrants

            In Flight Phone (Exercise price of $.01 per share expiring on 8/31/02. Each
   5,000      warrant exercisable for one share of common stock.)..........................              0
 Warrants

   8,000    Terex Corporation Stock Appreciation Rights....................................         22,000
  Rights

            United International Holdings (Exercise price of $15 per share expiring on
   6,000      11/15/99. Each warrant exercisable for 4.535 shares of common stock.)........         30,000
 Warrants

            Wireless One Inc. (Exercise price of $11.55 per share. Each warrant exercisable
   3,000      for one share of common stock.)..............................................          3,000
 Warrants
                                                                                              ------------
            Total Warrants & Rights (cost $152,964)........................................        139,000
                                                                                              ------------


            Repurchase Agreement  -- 4.1%
----------------------------------------------------------------------------------------------------------
            Union Bank of Switzerland, 5.36%, cost $9,389,000, dated 2/28/97, $9,393,194 due 3/03/97, (collateralized by $9,424,000 U.S. Treasury Note, 5.875%, due
   9,389      10/31/98, valued at $9,577,140)..............................................      9,389,000
                                                                                              ------------

            Total Investments  -- 135.0% (cost $275,967,930)...............................    308,077,410
                                                                                              ------------

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

G L O B A L       P A R T N E R S        I N C O M E        F U N D       I N C.

Statement of Investments  (concluded)
February 28, 1997 (unaudited)

----------------------------------------------------------------------------------------------------------

            Liabilities in Excess of Other Assets  -- (35.0%)..............................   $(79,763,762)
                                                                                              ------------
            Net Assets  -- 100.0%
              (equivalent to $15.74 per share on 14,507,134 common shares outstanding).....   $228,313,648
                                                                                              ------------
----------------------------------------------------------------------------------------------------------

 * Rate shown reflects current rate on instrument with variable rate or step coupon rates.

(C) All or a portion of the security is segregated as collateral pursuant to a loan agreement.

(W) Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

(X) Payment-in-kind security for which part of the income earned is capitalized as additional principal.

 # Securities valued at $16,251,875 as of February 28, 1997 were segregated to be available for the purchase of delayed delivery securities with a cost of $13,110,938.

 ## 'When and if issued' security.

(R) 'When and if issued' security issued pursuant to Russia's Brady Plan debt restructuring. The Investment Adviser believes that this restructuring will be completed and finalized and that the related Brady Bonds will be issued. Accordingly, the Fund has marked-to-market its investment in this security at February 28, 1997.

(T) Participation interests were acquired through the financial institutions indicated parenthetically.

(a) Non-income producing security.

(b) Security is currently in default.

    FLIRB -- Front Loaded Interest Reduction Bond.

    FRB   -- Floating Rate Bond.

    IAB   -- Interest in Arrears Bond.

    IAN   -- Interest in Arrears Note.

    IRB   -- Interest Reduction Bond.

    NMB   -- New Money Bond.

    PDI   -- Past Due Interest.

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

G L O B A L       P A R T N E R S        I N C O M E        F U N D       I N C.

Statement of Assets and Liabilities
February 28, 1997 (unaudited)

ASSETS
Investments, at value (cost -- $275,967,930).................................................   $308,077,410
Cash..........................................................................................            349
Interest receivable...........................................................................      6,928,186
Receivable for investments sold...............................................................      4,731,250
Unamortized organization expenses (Note 2)....................................................         36,978
Prepaid expenses..............................................................................         32,504
                                                                                                 ------------
        Total assets..........................................................................    319,806,677
                                                                                                 ------------
LIABILITIES
Loan payable (Note 5).........................................................................     75,000,000
Payable for investments purchased.............................................................     14,094,788
Accrued interest expense on loan (Note 5).....................................................      2,113,449
Accrued management fee (Note 3)...............................................................        193,305
Accrued audit and tax return preparation fees.................................................         35,495
Accrued legal fee.............................................................................         26,278
Accrued custodian expense.....................................................................         13,916
Accrued printing and mailing fees.............................................................         12,000
Other accrued expenses........................................................................          3,798
                                                                                                 ------------
        Total liabilities.....................................................................     91,493,029
                                                                                                 ------------
NET ASSETS
Common Stock ($.001 par value, 100,000,000 shares authorized; 14,507,134 shares
  outstanding)................................................................................         14,507
Additional paid-in capital....................................................................    202,591,603
Undistributed net investment income...........................................................      1,733,977
Accumulated net realized loss on investments..................................................     (8,135,919)
Net unrealized appreciation on investments....................................................     32,109,480
                                                                                                 ------------
        Net assets............................................................................   $228,313,648
                                                                                                 ------------
NET ASSET VALUE PER SHARE ($228,313,648[div]14,507,134 shares)................................   $      15.74
                                                                                                 ------------

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

G L O B A L       P A R T N E R S        I N C O M E        F U N D       I N C.

Statement of Operations
For the Six Months Ended February 28, 1997 (unaudited)

INVESTMENT INCOME
    INCOME
        Interest (includes discount accretion of $3,062,621).......................                 $15,629,020

    EXPENSES
        Interest expense (Note 5)..................................................   $2,519,699
        Management fee (Note 3)....................................................    1,188,311
        Legal......................................................................       45,759
        Custodian..................................................................       41,600
        Audit and tax services.....................................................       34,712
        Transfer agent.............................................................       26,536
        Printing...................................................................       18,470
        Directors' fees and expenses (Note 3)......................................       16,567
        Listing fee................................................................       13,518
        Amortization of deferred organization expenses (Note 2)....................       11,045
        Shareholder annual meeting.................................................        8,571
        Other......................................................................        7,832      3,932,620
                                                                                      ----------    -----------
    Net investment income..........................................................                  11,696,400
                                                                                                    -----------
NET REALIZED AND UNREALIZED GAIN
    Net Realized Gain on Investments...............................................                   5,059,283
    Change in Net Unrealized Appreciation on Investments...........................                  24,703,439
                                                                                                    -----------
    Net realized gain and change in net unrealized appreciation on investments.....                  29,762,722
                                                                                                    -----------
    NET INCREASE IN NET ASSETS FROM OPERATIONS.....................................                 $41,459,122
                                                                                                    -----------

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

G L O B A L       P A R T N E R S        I N C O M E        F U N D       I N C.

Statement of Changes in Net Assets

                                                                                     FOR THE
                                                                                    SIX MONTHS
                                                                                      ENDED          FOR THE
                                                                                   FEBRUARY 28,     YEAR ENDED
                                                                                       1997         AUGUST 31,
                                                                                   (UNAUDITED)         1996
---------------------------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income.......................................................   $11,696,400     $ 24,678,884
    Net realized gain on investments............................................     5,059,283       12,229,692
    Change in net unrealized appreciation (depreciation) on investments.........    24,703,439       24,872,414
                                                                                   ------------    ------------
    Net increase in net assets from operations..................................    41,459,122       61,780,990
DIVIDENDS
    From net investment income..................................................   (14,543,412)     (21,561,250)
                                                                                   ------------    ------------
    Total increase in net assets................................................    26,915,710       40,219,740
NET ASSETS
    Beginning of period.........................................................   201,397,938      161,178,198
                                                                                   ------------    ------------
    End of period (includes undistributed net investment income of $1,733,977
      and $4,580,989, respectively).............................................   $228,313,648    $201,397,938
                                                                                   ------------    ------------

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

G L O B A L       P A R T N E R S        I N C O M E        F U N D       I N C.

Statement of Cash Flows
For the Six Months Ended February 28, 1997 (unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
    Purchases of portfolio securities.........................................................   $(126,467,166)
    Proceeds from sales of portfolio securities and principal paydowns........................     134,565,612
    Net purchases of short-term investments...................................................        (477,000)
                                                                                                 -------------
                                                                                                     7,621,446
    Net investment income.....................................................................      11,696,400
    Accretion of discount on investments......................................................      (3,062,621)
    Interest on payment-in-kind bonds.........................................................      (1,237,928)
    Amortization of organization expenses.....................................................          11,045
    Net change in receivables/payables related to operations..................................        (485,081)
                                                                                                 -------------
        Net cash provided by operating activities.............................................      14,543,261
                                                                                                 -------------
CASH FLOWS USED BY FINANCING ACTIVITIES:
    Common stock dividends paid...............................................................     (14,543,412)
                                                                                                 -------------
        Net cash used by financing activities.................................................     (14,543,412)
                                                                                                 -------------
Net decrease in cash..........................................................................            (151)
Cash at beginning of period...................................................................             500
                                                                                                 -------------
CASH AT END OF PERIOD.........................................................................   $         349
                                                                                                 -------------

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

G L O B A L       P A R T N E R S        I N C O M E        F U N D       I N C.

Notes to Financial Statements
(unaudited)

Note 1. Organization

Global Partners Income Fund Inc. (the 'Fund') was incorporated in Maryland on September 3, 1993 and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations on October 29, 1993. The Fund seeks to maintain a high level of current income by investing primarily in a portfolio of high-yield U.S. and non-U.S. corporate debt securities and high-yield foreign sovereign debt securities. As a secondary objective, the Fund seeks capital appreciation.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ('GAAP'). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITIES VALUATION.   In valuing the Fund's assets, all securities for which
market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there were a sale on the date of determination, (ii) at the mean between the last current bid and asked prices if there were no sales on such date and bid and asked quotations are available, and
(iii) at the bid price if there were no sales price on such date and only bid quotations are available. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price as of the close of business of that market. However, when the spread between bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which reliable quotations are not readily available are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME.   Investment transactions are
recorded on the trade date. Interest income is accrued on a daily basis. Market discount on securities purchased is accreted on an effective yield basis over the life of the security. The Fund uses the specific identification method for determining realized gain or loss on investments sold.

G L O B A L       P A R T N E R S        I N C O M E        F U N D       I N C.

(unaudited)

FEDERAL INCOME TAXES.   The Fund has complied and intends to continue to comply
with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its income and capital gains, if any, to its shareholders. Therefore, no federal income tax or excise tax provision is required.

DIVIDENDS AND DISTRIBUTIONS.   The Fund declares and pays dividends to
shareholders monthly from net investment income. Net realized gains, if any, in excess of loss carryovers (See Note 4) are expected to be distributed annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are due primarily to deferral of wash sale and post-October losses. Dividends which exceed net investment income for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income.

UNAMORTIZED ORGANIZATION EXPENSES.   Organization expenses amounting to $113,655
were incurred in connection with the organization of the Fund. These costs have been deferred and are being amortized ratably over a five-year period from commencement of operations.

REPURCHASE AGREEMENTS.   When entering into repurchase agreements, it is the
Fund's policy to take possession, through its custodian, of the underlying collateral and to monitor its value at the time the arrangement is entered into and during the term of the repurchase agreement to ensure that it equals or exceeds the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

CASH FLOW INFORMATION.   The Fund invests in securities and distributes
dividends from net investment income and net realized gains from investment transactions. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and amortizing premium or accreting discount on debt obligations. For the six months ended February 28, 1997, the Fund paid interest expense of $2,478,125.

Note 3. Management and Advisory Fees and Other Transactions

The Fund entered into a management agreement with Advantage Advisers, Inc. (the 'Investment Manager'), a subsidiary of Oppenheimer & Co., Inc. ('Oppenheimer'), pursuant to which the Investment Manager, among other things, supervises the Fund's investment program and monitors the performance of the Fund's service providers.

G L O B A L       P A R T N E R S        I N C O M E        F U N D       I N C.

(unaudited)

The Investment Manager and the Fund entered into an investment advisory and administration agreement with Salomon Brothers Asset Management Inc (the 'Investment Adviser'), an affiliate of Salomon Brothers Inc, pursuant to which the Investment Adviser provides investment advisory and administrative services to the Fund. The Investment Adviser is responsible for the management of the Fund's portfolio in accordance with the Fund's investment objectives and policies and for making decisions to buy, sell, or hold particular securities and is responsible for day-to-day administration of the Fund.

The Fund pays the Investment Manager a monthly fee at an annual rate of 1.10% of the Fund's average weekly net assets for its services, out of which the Investment Manager pays the Investment Adviser a monthly fee at an annual rate of .65% of the Fund's average weekly net assets for its services.

At February 28, 1997, Oppenheimer and the Investment Adviser owned 3,567 and 4,587 shares of the Fund, respectively.

Certain officers and/or directors of the Fund are also officers and/or directors of the Investment Manager or the Investment Adviser.

The Fund pays each Director not affiliated with the Investment Manager or the Investment Adviser a fee of $5,000 per year, $700 for attendance at each board meeting, $100 for participation in each telephonic meeting and reimbursement for travel and out-of-pocket expenses for each board and committee meeting attended.

Note 4. Portfolio Activity

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 1997, aggregated $135,649,454 and $137,199,477, respectively. The federal income tax cost basis of the Fund's investments at February 28, 1997 was substantially the same as the cost basis for financial reporting. Gross unrealized appreciation and depreciation amounted to $33,380,106 and $1,270,626, respectively, resulting in net unrealized appreciation for federal income tax purposes of $32,109,480.

The Fund had a capital loss carryforward as of August 31, 1996 of $12,899,400 of which $4,566,943 expires in 2003 and $8,332,457 expires in 2004. To the extent future capital gains are offset by such capital losses, the Fund does not anticipate distributing such gains to shareholders.

G L O B A L       P A R T N E R S        I N C O M E        F U N D       I N C.

(unaudited)

Note 5. Bank Loan

The Fund borrowed $75,000,000 pursuant to a secured loan agreement with Bankers Trust Company. The interest rate on the loan is equal to six-month LIBOR plus 1.00% and the maturity date is April 1, 1997. The collateral for the loan was valued at $155,940,279 on February 28, 1997 and is being held in a segregated account by the Fund's custodian. In accordance with the terms of the loan agreement, the Fund must maintain a level of collateral to debt of at least 160%. The loan was not renewed on April 1, 1997.

On April 1, 1997, the Fund borrowed $75,000,000 pursuant to a secured loan agreement with ING Baring (U.S.) Capital Corporation. The interest rate on the loan is equal to six-month LIBOR plus 0.4375% and the maturity date is April 1, 1998. The collateral for the loan is being held in a segregated account by the Fund's custodian. In accordance with the terms of the loan agreement, the Fund must maintain a level of collateral to debt of at least 150%.

Note 6. Loan Participations

The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions. The Fund's investment in any such loan may be in the form of a participation in or an assignment of the loan. The market value of the Fund's loan participations at February 28, 1997 was $30,411,761.

In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Note 7. Credit Risk

The yields of emerging market debt obligations and high-yield corporate debt obligations reflect, among other things, perceived credit risk. The Fund's investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of sovereign bonds and loan participations held by the Fund.

G L O B A L       P A R T N E R S        I N C O M E        F U N D       I N C.

Notes to Financial Statements (concluded)
(unaudited)

Note 8. Events Subsequent to February 28, 1997

On March 3 and April 1, 1997, the Board of Directors of the Fund declared a dividend from net investment income, each in the amount of $.11875 per share, payable on March 31 and April 30, 1997, to shareholders of record on March 18 and April 15, 1997, respectively.

On February 14, 1997, Oppenheimer Group, Inc., the ultimate parent company of the Investment Manager, entered into an agreement to sell the stock of the Investment Manager to PIMCO Advisors, L.P. and its affiliates. On April 1, 1997, the Board of Directors of the Fund approved, subject to the vote of the Fund's shareholders, a new investment management and investment advisory and administration agreement for the Fund with the Investment Manager and the Investment Adviser. The agreements are substantially identical to the existing agreements and would take effect upon shareholder approval and the closing of the proposed acquisition of the Investment Manager. The closing of the acquisition is also subject to certain additional closing conditions.

G L O B A L       P A R T N E R S        I N C O M E        F U N D       I N C.

Financial Highlights
DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                               FOR THE
                                           SIX MONTHS ENDED        FOR THE         FOR THE        FOR THE
                                             FEBRUARY 28,        YEAR ENDED       YEAR ENDED    PERIOD ENDED
                                                 1997            AUGUST 31,       AUGUST 31,     AUGUST 31,
                                             (UNAUDITED)            1996             1995         1994(a)
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....       $  13.88           $   11.11        $  12.01       $  14.02
                                               --------           ---------        --------       --------
Net investment income...................           0.81                1.70            1.54           0.97
Net realized gain (loss) and change in
  net unrealized appreciation
  (depreciation) on investments.........           2.05                2.56           (1.02)         (1.86)
                                               --------           ---------        --------       --------
Total from investment operations........           2.86                4.26            0.52          (0.89)
                                               --------           ---------        --------       --------
Less distributions
  Dividends from net investment
    income..............................          (1.00)              (1.49)          (1.42)         (0.98)
  Dividends from short-term gains.......             --                  --              --          (0.07)
  Dividends in excess of net investment
    income..............................             --                  --              --          (0.02)
                                               --------           ---------        --------       --------
Total distributions.....................          (1.00)              (1.49)          (1.42)         (1.07)
                                               --------           ---------        --------       --------
Offering costs on issuance of common
  stock.................................             --                  --              --          (0.05)
                                               --------           ---------        --------       --------
Net asset value, end of period..........       $  15.74           $   13.88        $  11.11       $  12.01
                                               --------           ---------        --------       --------
Per share market value, end of period...       $  14.25           $   13.25        $ 11.125       $  11.75
Total investment return based on market
  price per share(c)....................         15.49%              34.22%           8.01%         (9.02%)(b)
Ratios to average net assets:
    Operating expenses..................          1.31%(d)            1.32%           1.39%          1.38%(d)
    Interest expense....................          2.33%(d)            2.87%           3.46%          1.39%(d)
    Total expenses......................          3.64%(d)            4.19%           4.85%          2.77%(d)
    Net investment income...............         10.83%(d)           13.51%          14.10%          9.05%(d)
    Portfolio turnover rate.............         47.44%              91.80%          85.15%         11.71%
    Net assets, end of period (000).....       $228,314           $ 201,398        $161,178       $174,252
    Bank loans outstanding, end of
      period (000)......................       $ 75,000           $  75,000        $ 75,000       $ 75,000
    Weighted average bank loans (000)...       $ 75,000           $  75,000        $ 75,000       $ 47,272
    Weighted average interest rate on
      bank loans........................          6.77%(d)            6.99%           7.34%          5.44%(d)
------------------------------------------------------------------------------------------------------------

 (a) For the period October 29, 1993 (commencement of investment operations) through August 31, 1994.

 (b) Return calculated based on beginning of period price of $14.02 (initial offering price of $15.00 less sales load of $0.98) and end of period market value of $11.75 per share. This calculation is not annualized.

 (c) For purposes of this calculation, dividends on common shares are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded. This calculation is not annualized.

 (d) Annualized.

                See accompanying notes to financial statements.

G L O B A L       P A R T N E R S        I N C O M E        F U N D       I N C.

Selected Quarterly Financial Information (unaudited)
SUMMARY OF QUARTERLY RESULTS OF OPERATIONS:

                                                                                             NET REALIZED GAIN
                                                                                              (LOSS) & CHANGE
                                                                                             IN NET UNREALIZED
                                                                      NET INVESTMENT            APPRECIATION
                                                                          INCOME               (DEPRECIATION)
                                                                  ----------------------    --------------------
QUARTERS ENDED*                                                   TOTAL      PER SHARE       TOTAL     PER SHARE
----------------------------------------------------------------------------------------------------------------
May 31, 1995...................................................   $5,922        $.41        $13,324      $ .92
August 31, 1995................................................    5,637         .38          1,262        .09
November 30, 1995..............................................    5,821         .40          7,198        .50
February 29, 1996..............................................    6,198         .43         13,594        .93
May 31, 1996...................................................    6,347         .44          9,993        .69
August 31, 1996................................................    6,313         .43          6,317        .44
November 30, 1996..............................................    6,038         .42         18,781       1.29
February 28, 1997..............................................    5,658         .39         10,982        .76
----------------------------------------------------------------------------------------------------------------

* Totals expressed in thousands of dollars except per share amounts.

                See accompanying notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

G L O B A L       P A R T N E R S        I N C O M E        F U N D       I N C.

Directors

CHARLES F. BARBER
     Consultant; formerly Chairman,
     ASARCO Incorporated

LESLIE H. GELB
     President, The Council on Foreign Relations

MICHAEL S. HYLAND
     Chairman of the Board;
     Managing Director, Salomon Brothers Inc
     President, Salomon Brothers
     Asset Management Inc

ALAN RAPPAPORT
     President;
     Executive Vice President,
     Oppenheimer & Co., Inc.

RIORDAN ROETT
     Professor and Director, Latin American
     Studies Program, Paul H. Nitze
     School of Advanced International Studies,
     Johns Hopkins University

JESWALD W. SALACUSE
     Henry J. Braker Professor of Commercial Law, and formerly Dean, The Fletcher School of
     Law & Diplomacy Tufts University

Officers

MICHAEL S. HYLAND
     Chairman of the Board

ALAN RAPPAPORT
     President

PETER J. WILBY
     Executive Vice President

BETH SEMMEL
     Executive Vice President

THOMAS K. FLANAGAN
     Executive Vice President

LAWRENCE H. KAPLAN
     Executive Vice President
     and General Counsel

ALAN M. MANDEL
     Treasurer

LAURIE A. PITTI
     Assistant Treasurer

JENNIFER G. MUZZEY
     Secretary

NOEL B. DAUGHERTY
     Assistant Secretary

Global Partners
Income Fund Inc.

     7 World Trade Center
     New York, New York 10048
     Telephone 1-800-SALOMON

INVESTMENT MANAGER
     Advantage Advisers, Inc.
     Oppenheimer Tower
     World Financial Center
     New York, New York 10281

INVESTMENT ADVISER
     Salomon Brothers Asset Management Inc
     Seven World Trade Center
     New York, New York 10048

CUSTODIAN
     The Chase Manhattan Bank
     Four Metrotech Center
     Brooklyn, New York 11245

DIVIDEND DISBURSING AND TRANSFER AGENT
     American Stock Transfer & Trust Company
     40 Wall Street
     New York, New York 10005

LEGAL COUNSEL
     Simpson Thacher & Bartlett
     425 Lexington Avenue
     New York, New York 10017

NEW YORK STOCK EXCHANGE SYMBOL
     GDF

--------------------------------------------------------------------------------

                              STATEMENT OF DIFFERENCES
                              ------------------------

         The division symbol shall be expressed as .............. [div]